Taxes (Details Narrative) - USD ($)		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Tax savings		$ 6,837,700	$ 8,847,998	$ 6,402,621
Diluted earnings per shares		$ 16.29	$ 97.93	$ 119.42
Allowance for doubtful accounts		$ 27,000,000	$ 35,000,000	$ 26,000,000
Deferred tax assets		0	0		$ 0
Uncertain tax positions		$ 0	$ 0	$ 0
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax rate		16.50%
Chinese VAT [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate	16.00%
Chinese VAT 1 [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate	13.00%
Chinese V A T 2 [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate	6.00%